K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

October 9, 2015
EDGAR FILING
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Tax Exempt Funds
File Nos. 002-82572; 811-03690

Ladies and Gentlemen:
Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the First Investors Tax Exempt Income Fund, First Investors Tax Exempt Opportunities Fund, First Investors Tax Exempt California Fund, First Investors Tax Exempt Connecticut Fund, First Investors Tax Exempt Massachusetts Fund, First Investors Tax Exempt Michigan Fund, First Investors Tax Exempt Minnesota Fund, First Investors Tax Exempt New Jersey Fund, First Investors Tax Exempt New York Fund, First Investors Tax Exempt North Carolina Fund, First Investors Tax Exempt Ohio Fund, First Investors Tax Exempt Oregon Fund, First Investors Tax Exempt Pennsylvania Fund and First Investors Tax Exempt Virginia Fund (the “Funds”), each a series of First Investors Tax Exempt Funds.  The exhibits reflect updated risk/return summary information for the Funds, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) on September 18, 2015, and effective on September 21, 2015 (Accession Number: 0000898432-15-001105), which is incorporated herein by reference.

            If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours, /s/ Kathy K. Ingber Kathy K. Ingber

Attachments

cc:	Mary Carty
Mary Najem
Foresters Investment Management Company, Inc.